Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 47,753,809.6
Total Fee Amount	6,594.81
Total Offset Amount	0
Net Fee	$ 6,594.81
Offset Table N/A	N/A